COMMITMENTS, CONTINGENCIES AND GUARANTEES - Guarantees (Details) - Contingent financial obligation - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Guarantees
Potential Exposure	$ 240	$ 209
Carrying Value	1	1
Sur de Texas
Guarantees
Potential Exposure	93	97
Carrying Value	0	0
Bruce Power
Guarantees
Potential Exposure	88	88
Carrying Value	0	0
Other jointly-owned entities
Guarantees
Potential Exposure	59	24
Carrying Value	$ 1	$ 1